DEPOSITS-Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Deposits [Abstract]
Time Deposits, at or Above FDIC Insurance Limit	$ 554.0	$ 300.1